UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one): 	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		650 Fifth Avenue
			16th Floor
			New York, NY 10019
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Paulson
Title:  President
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
John Paulson		New York, NY		July 30, 2002

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		47
Form 13F Information Table Value Total:		$219,895

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Amerisourcebergen Corp        COMMON     03073E105      2664   35053 SH        SOLE           35053
AT&T Corp                     COMMON     001957109     21186 1980000 SH      DEFINED   01   1980000
Barrick Gold Corp             COMMON     067901108      2484  130556 SH        SOLE          130556
Baxter Intl Inc               COMMON     071813109      4940  111141 SH        SOLE          111141
Bowater Inc                   COMMON     102183100      1380   25376 SH        SOLE           25376
Cendant Corp                  COMMON     151313103      2514  158333 SH        SOLE          158333
ChevronTexaco Corp            COMMON     166764100      2187   24708 SH        SOLE           24708
Ciena Corp                    COMMON     171779101       297   71000 SH      DEFINED   01     71000
D R Horton Inc                COMMON     23331A109      1189   45677 SH        SOLE           45677
Dean Foods Co                 COMMON     242370104       535   14352 SH        SOLE           14352
Devon Energy Corp             COMMON     25179M103      3918   79503 SH        SOLE           79503
Digene Corp                   COMMON     253752109       594   50500 SH      DEFINED   01     50500
Dominion Res Inc              COMMON     25746U109      1933   29201 SH        SOLE           29201
Duke Energy Corp              COMMON     264399106      6121  196827 SH        SOLE          196827
Elan PLC                      RIGHTS     G29539148         1  137999 SH        SOLE          137999
Encana Corp                   COMMON     292505104      9075  294399 SH        SOLE          294399
Expedia Inc                    CL A      302125109      8532  143900 SH      DEFINED   01    143900
FirstEnergy Corp              COMMON     337932107       811   24298 SH        SOLE           24298
Genesis Microchip Inc         COMMON     37184C103       429   53211 SH        SOLE           53211
GlobespanVirata Inc           COMMON     37957V106      2511  648940 SH        SOLE          648940
Golden St Bancorp Inc         COMMON     381197102     14500  400000 SH      DEFINED   01    400000
Gucci Group N V               COMMON     401566104     11826  125000 SH      DEFINED   01    125000
Hewlett Packard Co            COMMON     428236103      7010  458800 SH        SOLE          458800
Hispanic Broadcasting Cor      CL A      43357B104      7830  300000 SH      DEFINED   01    300000
Immunex Corp                  COMMON     452528102     14677  657000 SH      DEFINED   01    657000
Mohawk Inds Inc               COMMON     608190104      1936   31464 SH        SOLE           31464
Northrop Grumman Corp         COMMON     666807102      7078   56625 SH        SOLE           56625
Pennzoil-Quaker State Co      COMMON     709323109     11030  512300 SH      DEFINED   01    512300
Price Communications Corp     COMMON     741437305     13392  837000 SH      DEFINED   01    837000
Prologis Tr                 SH BEN INT   743410102       518   19939 SH        SOLE           19939
R G S Energy Group Inc        COMMON     74956K104      7840  200000 SH      DEFINED   01    200000
Sun Life Finl Svcs Cda In     COMMON     866796105      2268  104387 SH        SOLE          104387
Teradyne Inc                  COMMON     880770102       403   17137 SH        SOLE           17137
Ticketmaster                   CL B      88633P203      6775  362100 SH      DEFINED   01    362100
Trigon Healthcare Inc         COMMON     89618L100     10058  100000 SH      DEFINED   01    100000
Tyco Intl Ltd                 COMMON     902124106       376   27805 SH        SOLE           27805
Tyson Foods Inc                CL A      902494103      4952  319274 SH        SOLE          319274
Unilab Corp                   COMMON     904763208     14202  518500 SH      DEFINED   01    518500
Union Pac Corp                COMMON     907818108       318    5032 SH        SOLE            5032
Valero Energy Corp            COMMON     91913Y100      1508   40287 SH        SOLE           40287
Verisign Inc                  COMMON     92343E102       376   52231 SH        SOLE           52231
Veritas DGC Inc               COMMON     92343P107      1591  126300 SH      DEFINED   01    126300
Vishay Intertechnology In     COMMON     928298108      1139   51752 SH        SOLE           51752
Wellpoint Health Network      COMMON     94973H108      1987   25542 SH        SOLE           25542
Worldcom Inc              MCI GROUP COM  98157D304      1142  680050 SH        SOLE          680050
Worldcom Inc               WDCOM GP COM  98157D106       479  577030 SH      DEFINED   01    577030
Yahoo Inc                     COMMON     984332106      1381   93546 SH        SOLE           93546

                                                      219895